CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	[1]	$ (21,308)	$ (128,865)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization		25,501	23,838
Impairment charges			82,083
Equity-based compensation		1,223	1,553
Paid-in-Kind interest added to debt principal		1,777	790
Provision for credit losses		439	4,452
Amortization of deferred financing fees included in interest expense		1,840	1,266
Inventory write-offs			5,432
Loss on disposal of property, plant and equipment		243	7,750
Mark-to-market adjustments		(3,585)	(217)
Foreign currency transactions		492	498
Change in deferred income taxes		(3,433)	(18,256)
Change in operating assets and liabilities, net of acquisitions:
Accounts receivable		(20,102)	965
Inventories		(16,543)	16,869
Derivative assets and liabilities		14,860	1,463
Prepaid expense and other assets		(401)	(351)
Accounts payable		18,724	(32,146)
Accrued liabilities and other		3,150	19,426
Net cash used in operating activities		2,877	(13,450)
Cash flows from investing activities:
Additions to property and equipment		(25,115)	(19,472)
Additions to intangible assets		(321)
Proceeds from sale of property and equipment		2,789	987
Acquisition of S&D Coffee Inc., net of cash acquired			(393,337)
Net cash used in investing activities		(22,647)	(411,822)
Cash flows from financing activities:
Payments on debt		(111,313)	(122,018)
Proceeds from debt		119,740	352,968
Payment of debt issuance costs		(1,426)	(8,229)
Principal payments on capital leases			(2,292)
Net unit settlement		(162)
Proceeds from the issuance of common equivalent preferred units		17,000	222,150
Net cash provided by financing activities		23,839	442,579
Effect of exchange rate changes on cash		149	(38)
Net increase (decrease) in cash and cash equivalents and restricted cash		4,218	17,269
Cash and cash equivalents and restricted cash at beginning of period		18,652	1,383
Cash and cash equivalents and restricted cash at end of period		22,870	18,652
Supplemental non-cash investing and financing activities:
Property, plant and equipment acquired but not yet paid		184	2,020
Accumulating preferred dividends		24,208	18,513
Supplemental cash flow information:
Cash paid for interest		28,496	20,789
Cash paid for income taxes, net		$ 1,409	$ 98

[1]	Retroactively restated for de-SPAC merger transaction as described in Note 2.